Summary of Activity Related to Goodwil (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Foreign exchange translation	$ 4
Beginning Balance	180,905		85,257
Increase related to Oceana acquisition			101,775
Ending Balance	180,909	180,905
As initially reported
Goodwill [Line Items]
Ending Balance			187,032
Scenario, Adjustment
Goodwill [Line Items]
Measurement period adjustment for Oceana acquisition		(6,127)
Scenario, Actual
Goodwill [Line Items]
Ending Balance			$ 180,905